As filed with the Securities and Exchange Commission on August 7, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower, 23rd Floor
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value

Bermuda: 1.5%
Tyco International Ltd.	432,260	$11,887,150

Brazil: 1.6%
Contax Participacoes S.A., ADR	115,700	102,637
Centrais Electricas Brasileiras S.A., ADR	785,130	8,428,999
Telecomunicacoes Brasileiras S.A., ADR	115,700	3,237,286
TIM Participacoes S.A., ADR	10,714	295,171
Vivo Participacoes S.A., ADR	74,350	182,901
		12,246,994
Canada: 2.1%
Bombardier, Inc. - Class B (1)	2,017,833	5,630,993
Nortel Networks Corporation *	4,825,700	10,809,568
		16,440,561
France: 8.9%
Alcatel (1)	1,113,600	14,124,029
Carrefour S.A. **	27,620	1,618,773
Carrefour S.A.	201,490	11,809,074
Electricite de France *	90,070	4,744,551
Electricite de France **	182,491	9,612,943
France Telecom S.A. **	61,200	1,315,336
France Telecom S.A.	753,400	16,192,394
Sanofi-Aventis S.A.	103,868	10,132,673
		69,549,773
Germany: 10.3%
DaimlerChrysler AG	314,000	15,508,581
Deutsche Telekom AG	1,422,700	22,882,933
Hypo Real Estate Holding AG	74,575	4,528,070
Infineon Technologies AG **	771,900	8,596,010
Infineon Technologies AG *	310,800	3,461,122
Muenchener Rueckversicherungs AG	49,200	6,718,847
Volkswagen AG (1)	258,647	18,131,904
		79,827,467
Italy: 4.7%
Banca Intesa SpA	1,652,950	9,679,277
Telecom Italia SpA (1)	2,704,074	7,528,257
Telecom Italia Svings Shs SpA	5,145,350	13,288,746
Unicredito Italiano SpA (1)	770,300	6,027,386
		36,523,666
Japan: 20.7%
Astellas Pharma, Inc.	125,500	4,604,499
Dai Nippon Printing	99,000	1,530,727
Daiichi Sankyo Company, Ltd.	713,602	19,636,133
Eisai Company, Ltd	92,900	4,179,384
Fuji Photo Film Co., Ltd.	462,400	15,510,950
Hitachi, Ltd.	1,968,800	13,002,077
Japan Tobacco, Inc.	3,234	11,780,546
Millea Holdings, Inc. Tokyo	761	14,159,686
Mitsubishi UFJ Financial Group, Inc.	748	10,454,684
Mitsui Sumitomo Ins. Co.	838,000	10,519,380
Nippon Telegraph & Telephone Corp.	3,307	16,206,394
Ono Pharmaceutical Co.	161,600	7,862,957
Rohm Company, Ltd.	38,200	3,413,724
Sony Corporation	152,900	6,745,097
Taisho Pharmaceutical Co., Ltd.	170,000	3,333,916
Takeda Pharmaceutical Co., Ltd.	123,800	7,699,987
Takefuji Corporation	100,270	5,973,718
TDK Corporation	61,200	4,651,147
		161,265,006

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)

	Shares	Value
Mexico: 1.1%
Telefonos de Mexico - Class L, ADR	397,680	$8,283,674

Netherlands: 13.0%
ABN Amro Holding N.V. *	567,600	15,522,830
Aegon N.V.	636,440	10,879,441
Akzo Nobel N.V.	268,200	14,456,964
Heineken N.V.	112,125	4,752,298
Koninklijke Ahold N.V. *	1,892,466	16,429,168
STMicroelectronics N.V.	954,300	15,361,314
Unilever N.V.	688,404	15,605,218
Wolters Kluwer N.V.	331,791	7,835,184
		100,842,417
New Zealand: 0.5%
Telecom New Zealand, Ltd.	1,703,657	4,192,642

Portugal: 1.7%
Portugal Telecom, S.A.	1,065,817	12,863,891

Singapore: 2.7%
DBS Group Holdings, Ltd.	916,069	10,471,344
Jardine Matheson Holdings, Ltd.	253,490	4,461,424
Overseas Chinese Banking Corp., Ltd.	1,485,600	6,192,150
		21,124,918
South Korea: 5.0%
Korea Electric Power Corp., ADR (1)	553,200	10,488,672
KT Corporation, ADR	350,100	7,509,645
LG Electronics, Inc.	212,000	12,848,485
SK Telecom Co., Ltd., ADR (1)	327,500	7,670,050
		38,516,852
Spain: 2.7%
Banco Santander Cent Hispano	364,900	5,327,920
Telefonica S.A.	951,701	15,842,701
		21,170,621
Switzerland: 6.1%
Nestle S.A.	93,900	29,445,592
Swisscom AG	31,700	10,419,542
Zurich Financial Services AG (1)	33,026	7,227,935
		47,093,069
United Kingdom: 16.0%
British Sky Broadcasting Group	802,600	8,502,728
BT Group Plc	3,824,312	16,901,722
Compass Group Plc	1,812,800	8,781,952
GlaxoSmithKline Plc	498,200	13,905,732
Invensys Plc *	7,178,858	2,552,771
Invensys Plc **	5,727,389	2,036,634
ITV Plc	5,406,700	10,786,529
J Sainsbury Plc	1,644,112	10,159,052
Marks & Spencer Group Plc	1,402,419	15,206,931
Royal & Sun Alliance Insurance Group Plc **	1,009,000	2,506,912
Royal & Sun Alliance Insurance Group Plc	1,009,000	2,506,912
Unilever Plc	520,155	11,684,013
Wm. Morrison Supermarkets Plc	5,267,011	18,923,850
		124,455,738
Venezuela: 0.6%
Cia Anomima Nacional Telefonos de Venezuela, ADR	236,675	4,650,664

TOTAL COMMON STOCKS (cost $647,238,331)		770,935,103

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)

SHORT TERM INVESTMENTS - 0.6%	Principal Amount	Value
Repurchase Agreement: 0.6%
Investors Bank & Trust Co., Repurchase Agreement, 3.75%, dated 06/30/06, due 07/03/06
[collateralized by SBA pool #505947, 7.625%, due 05/25/27 (Market Value $4,880,425)]	$4,648,024	$4,648,024
(proceeds $4,649,477)

TOTAL SHORT TERM INVESTMENTS (cost $4,648,024)		4,648,024

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 7.7%
Demand Notes: 0.6%
Bank of America, 5.27%, due 07/14/06	5,000,000	5,000,000

Repurchase Agreements: 7.1%
Credit Suisse First Boston Corp. (Dated 06/30/06), 5.35%, due 07/03/06, (Repurchased proceeds
$6,120,000); Collateralized by $$6,154,422 in various corporate bonds and commercial papers
with interest ranges of 3.75% to 8.41% and maturity date ranges of 12/01/06 to 12/01/36	6,000,000	6,000,000

Goldman Sachs Group, Inc. (Dated 06/30/06), 5.35%, due 07/03/06, (Repurchased proceeds
$25,500,000); Collateralized by $21,888,579 in various corporate bonds and commercial papers
with interest ranges of 2.63% to 9.50% and maturity date ranges of 07/14/06 to 12/31/99	25,000,000	25,000,000

Morgan Stanley Dean Witter & Co. (Dated 06/30/06), 5.36%, due 07/03/06, (Repurchased proceeds
$14,674,308); Collateralized by $14,674,308 in various corporate bonds and commercial papers
with interest ranges of 1.28% to 9.00% and maturity date ranges of 01/12/07 to 12/16/99	14,386,576	14,386,576

Merrill Lynch & Co. (Dated 06/30/06), 5.30%, due 07/03/06, (Repurchased proceeds $10,200,000);
Collateralized by $10,303,094 in various corporate bonds and commercial papers with interest
ranges of 2.63% to 6.42% and maturity date ranges of 07/12/06 to 06/09/33	10,000,000	10,000,000

Total Repurchase Agreements (cost $55,386,576)		55,386,576

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES
LENDING (cost $60,386,576)		60,386,576

TOTAL INVESTMENTS IN SECURITIES (cost $712,272,931^ ): 107.5%		$835,969,703
Liabilities in excess of Other Assets: (7.5%)		(58,888,056)

NET ASSETS: 100.0%		$777,081,647
_______________________

*	Non-income Producing Security.

**	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration).

ADR	American Depository Receipt

(1)	This security or a portion of this security is out on loan at June 30, 2006. Total loaned securities had a market value of $57,184,470 at June 30, 2006.

^ The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of Investments	$712,272,931
Gross unrealized appreciation		$149,850,095
Gross unrealized depreciation		(26,153,323)
Net unrealized appreciation	$123,696,772

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS BY INDUSTRY at June 30, 2006 (Unaudited)

Industry		Percentage
Aerospace & Defense Total		0.7%
Automobiles Total		4.3%
Beverages Total		0.6%
Chemicals Total		1.9%
Commercial Banks Total		8.2%
Commercial Services & Supplies Total		0.2%
Communications Equipment Total		3.2%
Consumer Finance Total		0.8%
Diversified Financial Services Total		0.6%
Diversified Telecom Svcs. Total		20.8%
Electric Utilities Total		4.3%
Electronic Equipment & Instruments Total		2.3%
Food & Staples Retailing Total		7.6%
Food Products Total		7.3%
Hotels Restaurants & Leisure Total		1.1%
Household Durables Total		2.5%
Industrial Conglomerates Total		1.5%
Insurance Total		7.0%
Leisure Equipment & Products Total		2.0%
Machinery Total		0.6%
Media Total		3.5%
Multiline Retail Total		2.0%
Pharmaceuticals Total		9.2%
Semiconductors & Equipment Total		4.0%
Thrifts & Mortgage Finance Total		0.6%
Tobacco Total		1.5%
Wireless Telecom Svcs. Total		1.0%

TOTAL COMMON STOCK		99.2%

SHORT-TERM INVESTMENTS (1)		8.3%

TOTAL INVESTMENTS IN SECURITIES		107.5%
Liabilities in excess of Other Assets		(7.5)%
NET ASSETS		100.0%
___________________

(1)	Includes investments purchased with cash proceeds from securities from securities lending.

BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

	Principal
CORPORATE BONDS & NOTES - 77.3%	Amount	Value

Advertising: 2.0%
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	$375,000	$305,625

Aircraft & Parts: 2.3%
Bombardier, Inc., 6.30%, 5/1/14 [f]	400,000	346,000

Cable & Other Pay TV Services: 1.9%
Comcast Corp., 5.85%, 11/15/15	300,000	288,917

Commercial Printing: 1.1%
Quebecor World Capital Corp., 6.125%, 11/15/13 [f]	210,000	171,675

Communication Services: 3.7%
Citizens Comm., 9.25%, 5/15/11	525,000	564,375

Computer & Office Equipment: 1.0%
Gateway Inc., 1.50%, 12/31/09 *	195,000	149,663

Computer & Other Data Processing Service: 6.6%
Deluxe Corp. - Series B, 3.50%, 10/1/07	470,000	448,914
Unisys Corp., 6.875%, 3/15/10	600,000	560,250
		1,009,164
Drugs: 2.6%
Merck & Co., Inc., 4.75%, 3/1/15	425,000	389,153

Electric Services: 6.4%
Firstenergy Corp. - Series B, 6.45%, 11/15/11	525,000	534,199
Xcel Energy Inc., 7.00%, 12/1/10	425,000	442,696
		976,895

Forestry Services - 3.0%
Tembec Industries, Inc., 8.50%, 2/1/11 [f]	895,000	469,875

Hospitals: 4.0%
Tenet Healthcare Corp., 9.875%, 7/1/14	610,000	610,000

Meat Products: 1.5%
Tyson Foods Inc., 6.60%, 4/1/16	235,000	229,704

Medical Services & HealthInsurance: 1.5%
Unumprovident Corp., 7.625%, 3/1/11	219,000	228,195

Miscellaneous Manufacturers: 3.5%
Tyco Intl. Group S.A., 6.375%, 10/15/11 f, (B)	525,000	535,698

Miscellaneous Business Services: 2.3%
Cendant Corp., 6.25%, 1/15/08	350,000	353,144

Motor Vehicle Parts & Supplies: 2.3%
Visteon Corp., 7.00%, 3/10/14	425,000	346,906

Motor Vehicles & Equipment: 6.1%
American Axle & Manufacturing, Inc. 5.25%, 2/11/14	425,000	352,750
Delphi Corp., 6.50%, 5/1/09	400,000	334,000
Lear Corp., 5.75%, 8/1/14	300,000	244,500
		931,250

Newspapers: 1.4%
Knight-Ridder Inc., 5.75%, 9/1/17	235,000	212,155

BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

	Principal
	Amount	Value

Paper Mills: 4.1%
Norske Skog Canada - D, 8.625%, 6/15/11 f, #	$650,000	$633,750

Periodicals: 3.4%
Time Warner Cos Inc., 9.125%, 1/15/13 (B)	450,000	514,590

Personal Credit Institutions: 8.9%
Ford Motor Credit Co., 6.625%, 6/16/08	700,000	666,256
General Motors Acceptance Corp., 6.875%, 9/15/11	180,000	171,749
General Motors Acceptance Corp., 6.125%, 1/22/08	535,000	524,447
		1,362,452

Telephone Communication: 5.1%
LCI Intl. Inc., 7.25%, 6/15/07	450,000	448,875
Verizon New York Inc. - Series A, 6.875%, 4/1/12 (B)	325,000	329,320
		778,195
Tires & Inner Tubes: 2.6%
Goodyear Tire & Rubber Co., 7.857%, 8/15/11	425,000	394,188

TOTAL CORPORATE BONDS & NOTES (Cost $12,225,948)
		11,801,569

MORTGAGE PASS-THROUGH SECURITIES: 14.0%

Federal Home Loan Mortgage Corp.
Gold Pool, 5.00%, 7/1/36 (A)	750,000	700,313

Federal National Mortgage Association
Pool, 5.50%, 7/1/36 (A)	750,000	720,234
Pool, 5.00%, 7/1/21 (A)	750,000	722,109
		1,442,343

TOTAL MORTGAGE PASS-THROUGH SECURITIES (Cost $2,162,725)		2,142,656

U.S. TREASURY NOTES/BONDS: 12.5%

6.50%, 2/15/10	700,000	731,364
4.25%, 11/15/14 (B)	1,250,000	1,175,586

TOTAL U.S. TREASURY NOTES/BONDS (Cost $1,933,275)		1,906,950

SHORT-TERM INVESTMENT: 8.7%

Repurchase Agreement: 8.7%
Investors Bank & Trust Co., Repurchase Aggreement, 3.75%, dated 06/30/06,	1,326,312	1,326,312
due 07/03/06 [collateralized by $1,390,228 GNMAII 8006, 4.75%, due 07/20/22
(Market Value $1,392,628 )] (proceeds $1,326,727 )

TOTAL SHORT-TERM INVESTMENT (Cost $1,326,312)		1,326,312

BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

		Value

TOTAL INVESTMENTS IN SECURITIES (cost $17,648,260^ ): 112.5%		$17,177,487
Liabilities in excess of Other Assets: (12.5)%		(1,906,366)
Net Assets: 100.0%		$15,271,121

[f]	Foreign.
#	Callable.
*	Convertible.
(A)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as issue date.
(B)	Security pledged as collateral for when-issue purchase commitments outstanding as of June 30, 2006.

^	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows[1]:

Cost of investments	$17,648,260
Gross unrealized appreciation		$86,793
Gross unrealized depreciation		(557,566)
Net unrealized depreciation	$(470,773)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust

By (Signature and Title) /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date  8/4/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date  8/4/06

By (Signature and Title)* /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date  8/4/06

* Print the name and title of each signing officer under his or her signature.